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                                                             File Nos.  33-78408
                                                                        811-8494
              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

                               ON OCTOBER 8, 2002

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                     [ ]
                                ---

    Post-Effective Amendment No.  24                [X]
                                 ---                ---



REGISTRATION STATEMENT UNDER THE INVESTMENT
    COMPANY ACT OF 1940


    Amendment No.  26                               [X]
                  ---                               ---


                               LEADER MUTUAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                    (Address of principal executive offices)

                                 (800) 219-4182
              (Registrant's telephone number, including area code)

Name and address of agent for service:       with a copy to:

         Walter B. Grimm                   John M. Loder, Esq.
       BISYS Fund Service                     Ropes & Gray
        3435 Stelzer Road                One International Place
      Columbus, Ohio  43219           Boston, Massachusetts  02110


It is proposed that this filing will become effective:

     [ ]    Immediately upon filing pursuant to paragraph (b), or


     [ ]    60 days after filing pursuant to paragraph (a)(1), or


     [X]    On October 11, 2002, pursuant to paragraph (b), or


     [ ]    75 days after filing pursuant to paragraph (a)(2), of Rule 485.



If appropriate, check the following box:


[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


NOTE: This Post-Effective Amendment No. 24 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the "Securities Act"), solely to designate October 11, 2002 as the new effective date for Post-Effective Amendment No. 21 filed pursuant to Rule 485(a) under the Securities Act on July 31, 2002. This Post-Effective Amendment No. 24 neither amends nor supersedes any information contained in Post-Effective Amendment No. 21.


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Part A.  INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 23 (the "Amendment") to the Registration Statement on Form N-1A of LEADER Mutual Funds (the "Registrant") filed with the Securities and Exchange Commission (the "SEC") on September 27, 2002.

Part B.  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment to the Registrant's Registration Statement on Form N-1A filed with the SEC on September 27, 2002.

Part C.    OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment to the Registrant's Registration Statement on Form N-1A filed with the SEC on September 27, 2002.



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                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant, LEADER Mutual Funds, certifies that it meets all of the requirements for effectiveness of this post-effective amendment to its registration statement under Rule 485(b) under the Securities Act and has caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus and the State of Ohio, on the 8th day of October, 2002.



                                      LEADER MUTUAL FUNDS


                                      By:      /s/ Walter B. Grimm
                                               -------------------------
                                               Walter B. Grimm
                                               President

         Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



/s/ Walter B. Grimm
----------------------
Walter B. Grimm
President
Date: October 8, 2002

/s/ R. Jeffrey Young
----------------------
R. Jeffrey Young
Treasurer (Chief Accounting Officer)
Date: October 8, 2002


*BRAD L. BADGLEY
----------------------
Brad L. Badgley
Trustee

*ALAN W. KENNEBECK          *NEIL SEITZ
----------------------      --------------------
Alan W. Kennebeck           Neil Seitz
Trustee                     Trustee


*EUGENE K. CASHMAN, JR.     *HARRY R. MAIER        *By: /s/  Walter B. Grimm
-------------------------   --------------------       ---------------------
Eugene K. Cashman, Jr.      Harry R. Maier              Walter B. Grimm
Trustee                     Trustee                     Attorney in Fact
                                                        Date: October 8, 2002





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